Related Party Transactions (Table)	2 Months Ended	3 Months Ended
	Feb. 28, 2017	Mar. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
From January 1, 2017 to February 28, 2017
Professional Fee
Related Party A	$60,000

From January 1, 2017 to March 31, 2017
Professional Fee
Related Party A	$60,000